INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax provision (benefit) for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Current income tax provision:
Federal	$971	$1,338	$108
State	4	3	4
Total current income tax provision	975	1,341	112

Deferred income tax (benefit) provision:
Federal	(1,073)	(1,100)	891
Total deferred income tax (benefit) provision	(1,073)	(1,100)	891
Total income tax (benefit) provision	$(98)	$241	$1,003

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the anticipated income tax provision (benefit), based on the statutory tax rate of 34.0%, to the income tax provision (benefit) as reported in the consolidated statements of operations is as follows:

	Years Ended December 31,
	2013	2012	2011
	(Dollars in Thousands)
Income tax (benefit) provision at statutory tax rate	$(324)	$462	$1,162
Increase (decrease) resulting from:
Dividends received deduction	(7)	(2)	(13)
Bank-owned life insurance	(136)	(215)	(139)
Tax-exempt income	(56)	(26)	(39)
Compensation and employee benefit plans	162	81	35
Nondeductible expenses	317	5	8
Tax credits/adjustments	(56)	(63)	—
State taxes, net of federal tax benefit	2	2	2
Other	—	(3)	(13)
Total income tax (benefit) provision	$(98)	$241	$1,003

Effective tax rate	10.3%	17.8%	29.3%

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2013	2012
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$3,919	$2,303
Unrealized losses on available for sale securities	931	659
Depreciation of premises and equipment	2,331	765
Other-than-temporary impairment	455	452
Impairment - long lived asset	—	133
Deferred compensation	5,686	2,313
Employee benefit plans	904	380
Capital loss carry-forward	303	65
Alternative minimum tax credit carry-forward	168	—
Net operating loss carry-forward	81	—
Interest receivable on nonaccrual loans	139	159
Deferred other real estate owned expenses	21	38
Net unrealized loss on derivative instruments	160	284
Other	361	304
Total deferred tax assets	15,459	7,855
Less valuation allowance	(349)	(49)
Total deferred tax assets, net of valuation allowance	15,110	7,806

Deferred tax liabilities:
Unrealized gains on available for sale securities	600	1,546
Goodwill and other intangibles	3,377	330
Deferred loan costs	407	844
Mortgage servicing asset	460	447
Merger expenses and purchase adjustments	561	—
Total deferred tax liabilities	5,405	3,167
Deferred tax asset, net	$9,705	$4,639